Land Use Rights, Net (Tables)	12 Months Ended
May 31, 2017
Text Block [Abstract]
Land Use Rights, Net

Land use rights consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Land use rights	5,178	5,003
Less: accumulated amortization	(1,201)	(1,307)
Exchange differences	(71)	(28)

Land use rights, net	3,906	3,668